Pension and Other Postretirement Benefit (Fair Value Measurements Level 3 Rollforward) (Details) (Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Change in Fair Value Plan Assets Level 3 [Line Items]
Fair value of plan assets, beginning of year	$ 56	$ 80
Actual return related to investments held at end of year	4	6
Distributions	(1)	(30)
Fair value of plan assets, end of year	59	56
Limited Partnerships [Member]
Defined Benefit Plan Change in Fair Value Plan Assets Level 3 [Line Items]
Fair value of plan assets, beginning of year	52	75
Actual return related to investments held at end of year	4	6
Distributions	(1)	(29)
Fair value of plan assets, end of year	55	52
Mortgage-backed and Asset Backed Securities [Member]
Defined Benefit Plan Change in Fair Value Plan Assets Level 3 [Line Items]
Fair value of plan assets, beginning of year	4	5
Actual return related to investments held at end of year	0	0
Distributions	0	(1)
Fair value of plan assets, end of year	$ 4	$ 4